Average Annual Total Returns - Vanguard Tax-Exempt Bond Index Fund	Feb. 26, 2021
S&P National AMT-Free Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.95%
5 Years	3.73%
Since Inception	3.91%
Inception Date	Aug. 25, 2015
Admiral Shares
Average Annual Return:
1 Year	4.98%
5 Years	3.70%
Since Inception	3.90%
Inception Date	Aug. 25, 2015
Admiral Shares | Return After Taxes on Distributions
Average Annual Return:
1 Year	4.98%
5 Years	3.70%
Since Inception	3.90%
Inception Date	Aug. 25, 2015
Admiral Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	3.78%
5 Years	3.33%
Since Inception	3.48%
Inception Date	Aug. 25, 2015
ETF | S&P National AMT-Free Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.95%
5 Years	3.73%
Since Inception	3.89%
Inception Date	Aug. 21, 2015
ETF | ETF Shares | Return After Taxes on Distributions
Average Annual Return:
1 Year	5.01%
5 Years	3.71%
Since Inception	3.88%
Inception Date	Aug. 21, 2015
ETF | ETF Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	3.81%
5 Years	3.34%
Since Inception	3.47%
Inception Date	Aug. 21, 2015